Commitments and Contingencies	12 Months Ended
Mar. 31, 2024
Commitments and Contingencies [Abstract]
Commitments and Contingencies

15. Commitments and Contingencies

Commitments

As of March 31, 2024 and 2023, other than lease commitment disclosed elsewhere in these consolidated financial statements, the Group had neither significant financial nor capital commitment.

Contingencies

As of March 31, 2024 and 2023, the Group was not a party to any material legal or administrative proceedings. From time to time, the Group is involved in various other legal and regulatory proceedings arising in the normal course of business. While the Group cannot predict the occurrence or outcome of these proceedings with certainty, it does not believe that an adverse result in any pending legal or regulatory proceeding, individually or in the aggregate, would be material to the Group’s consolidated financial condition or cash flows; however, an unfavorable outcome could have a material adverse effect on the Group’s results of operations.